UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symphony Credit Opportunities Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 97.1%

	COMMON STOCKS – 0.5%

	Diversified Consumer Services – 0.5%

180,103	Cengage Learning Holdings II LP, (WI/DD), (2)				$6,303,605

	Media – 0.0%

9,292	Tribune Company, (3)				—
	Total Common Stocks (cost $5,849,360)				6,303,605

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.1%

	Health Care Equipment & Supplies – 0.1%

$1,537	Hologic Inc. Convertible Bond	0.000%	12/15/43	N/R	$1,682,054
$1,537	Total Convertible Bonds (cost $1,466,479)				1,682,054

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 75.0%

	Aerospace & Defense – 1.0%

$725	Bombardier Inc., 144A	6.000%	10/15/22	BB–	$743,125

1,150	Bombardier Inc., 144A	6.125%	1/15/23	BB–	1,184,500

4,000	TransDigm Inc., 144A	6.000%	7/15/22	CCC+	4,110,000

4,000	TransDigm Inc., 144A	6.500%	7/15/24	CCC+	4,165,000

3,000	Triumph Group Inc., 144A	5.250%	6/01/22	BB–	3,007,500
12,875	Total Aerospace & Defense				13,210,125

	Automobiles – 1.1%

8,000	DriveTime Automotive Group Inc, DT Acceptance Corporation, 144A	8.000%	6/01/21	B	8,160,000

6,000	Jaguar Land Rover PLC, 144A	4.125%	12/15/18	BB	6,180,000
14,000	Total Automobiles				14,340,000

	Beverages – 0.5%

6,300	Innvoation Ventures LLC Finance, 144A	9.500%	8/15/19	B–	6,205,500

	Capital Markets – 0.6%

7,000	KCG Holdings Inc., 144A	8.250%	6/15/18	B+	7,428,750

	Chemicals – 0.9%

7,000	Hexion US Finance	6.625%	4/15/20	B1	7,420,000

5,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	5,175,000
12,000	Total Chemicals				12,595,000

Nuveen Investments	1

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 0.7%

$5,000	Cenveo Corporation, 144A	6.000%	8/01/19	B	$5,000,000

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,749,000

3,000	West Corporation, 144A, (WI/DD)	5.375%	7/15/22	B+	2,970,000
9,650	Total Commercial Services & Supplies				9,719,000

	Communications Equipment – 3.2%

2,800	Alcatel Lucent USA Inc., 144A	4.625%	7/01/17	B3	2,891,000

12,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B3	12,780,000

9,500	Avaya Inc., 144A	7.000%	4/01/19	B1	9,500,000

12,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	11,531,250

1,500	CommScope Inc., 144A	5.000%	6/15/21	B+	1,530,000

2,550	CommScope Inc., 144A	5.500%	6/15/24	B+	2,591,438

2,000	Nortel Networks Limited, (2)	9.003%	7/15/11	N/R	2,130,000
42,850	Total Communications Equipment				42,953,688

	Construction Materials – 0.4%

5,000	Gates Global LLC, 144A	6.000%	7/15/22	B	5,000,000

	Consumer Finance – 2.8%

3,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	3,221,250

8,925	First Data Corporation	12.625%	1/15/21	B–	10,988,905

6,435	First Data Corporation	11.750%	8/15/21	CCC+	7,633,519

3,458	First Data Holdings Inc., 144A	14.500%	9/24/19	N/R	3,842,891

2,700	SLM Corporation	4.875%	6/17/19	BB	2,782,620

1,900	Springleaf Finance Corporation	6.000%	6/01/20	B3	1,966,500

7,000	TMX Finance LLC, 144A	8.500%	9/15/18	B	7,420,000
33,418	Total Consumer Finance				37,855,685

	Containers & Packaging – 1.3%

6,600	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	6,765,000

309	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	CCC+	319,632

8,000	Cascades Inc., 144A	5.500%	7/15/22	Ba3	7,980,000

1,250	Reynolds Group	7.875%	8/15/19	B+	1,360,938

500	Reynolds Group	6.875%	2/15/21	B+	539,563
16,659	Total Containers & Packaging				16,965,133

	Diversified Consumer Services – 0.2%

2,000	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	2,205,000

1,000	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	1,060,000
3,000	Total Diversified Consumer Services				3,265,000

	Diversified Financial Services – 1.3%

2,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	2,100,000

8,250	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	8,332,500

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$3,500	Memorial Resource Development Corp., 144A, (WI/DD)	5.875%	7/01/22	B–	$3,526,250

3,350	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,450,500
17,100	Total Diversified Financial Services				17,409,250

	Diversified Telecommunication Services – 3.7%

2,000	CenturyLink Inc.	5.625%	4/01/20	BB+	2,110,000

1,213	Cincinnati Bell Inc.	8.375%	10/15/20	B	1,329,750

1,500	CyrusOne LP Finance	6.375%	11/15/22	B+	1,616,250

1,000	IntelSat Jackson Holdings	7.500%	4/01/21	B+	1,095,000

2,000	IntelSat Limited	7.750%	6/01/21	B–	2,117,500

20,000	IntelSat Limited	8.125%	6/01/23	B–	21,625,000

1,750	Level 3 Financing Inc., 144A	6.125%	1/15/21	BB	1,874,688

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB	2,185,000

2,000	Level 3 Financing Inc.	8.625%	7/15/20	BB	2,240,000

5,000	SBA Communications Corporation, 144A, (WI/DD)	4.875%	7/15/22	B	4,937,500

2,000	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	2,247,500

4,900	Windstream Corporation	7.750%	10/01/21	BB	5,353,250

1,000	Windstream Corporation	7.500%	4/01/23	BB	1,082,500
46,363	Total Diversified Telecommunication Services				49,813,938

	Electronic Equipment & Instruments – 0.3%

4,000	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB	3,995,000

	Energy Equipment & Services – 1.3%

2,000	Calfrac Holdings LP, 144A	7.500%	12/01/20	BB–	2,150,000

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	2,045,000

2,000	Hornbeck Offshore Services Inc.	5.875%	4/01/20	BB–	2,070,000

5,000	Offshore Group Investment Limited	7.125%	4/01/23	B–	5,075,000

3,650	Regency Energy Partners Finance	5.875%	3/01/22	BB	3,964,812

2,500	Seventy Seven Energy Inc., 144A	6.500%	7/15/22	B	2,562,500
17,150	Total Energy Equipment & Services				17,867,312

	Food & Staples Retailing – 0.2%

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,824,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,299,000
2,800	Total Food & Staples Retailing				3,123,000

	Food Products – 0.5%

1,500	JBS USA LLC, 144A	8.250%	2/01/20	BB	1,627,500

5,000	US Foods INc.	8.500%	6/30/19	CCC+	5,352,500
6,500	Total Food Products				6,980,000

	Gas Utilities – 0.9%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,215,000

Nuveen Investments	3

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Gas Utilities (continued)

$1,000	NGL Energy Partners LP/Fin Co, (WI/DD)	5.125%	7/15/19	BB–	$1,002,500

9,000	Suburban Propane Partners LP	5.500%	6/01/24	BB–	9,112,500
12,000	Total Gas Utilities				12,330,000

	Health Care Equipment & Supplies – 4.1%

2,500	Kinetic Concepts	10.500%	11/01/18	B–	2,825,000

19,375	Kinetic Concepts	12.500%	11/01/19	CCC+	22,281,250

8,750	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	8,684,375

10,500	Tenet Healthcare Corporation, 144A	5.000%	3/01/19	B3	10,644,375

8,300	Tenet Healthcare Corporation	8.125%	4/01/22	B3	9,607,250
49,425	Total Health Care Equipment & Supplies				54,042,250

	Health Care Providers & Services – 4.0%

4,000	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	4,100,000

3,600	Community Health Systems, Inc.	6.875%	2/01/22	B	3,816,000

3,500	Davita Inc.	5.125%	7/15/24	B+	3,521,875

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	2,017,500

1,000	HCA Holdings Inc.	6.250%	2/15/21	B–	1,073,750

5,000	HCA Inc.	3.750%	3/15/19	BB+	5,043,750

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	7,996,875

2,000	MPH Acquisition Holdings LLC, 144A	6.625%	4/01/22	CCC+	2,095,000

5,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B2	5,450,000

1,385	Symbion Inc.	8.000%	6/15/16	B	1,447,325

13,200	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	14,487,000

2,000	Universal Hospital Services Inc.	7.625%	8/15/20	B	2,095,000
50,185	Total Health Care Providers & Services				53,144,075

	Health Care Technology – 0.6%

7,500	MedAssets Inc.	8.000%	11/15/18	B	7,931,250

	Hotels, Restaurants & Leisure – 2.6%

7,750	Landrys Holdings	10.250%	1/01/18	CCC+	8,215,000

2,000	Landry’s Restaurants Inc., 144A	9.375%	5/01/20	B3	2,200,000

1,200	MGM Resorts International Inc.	7.750%	3/15/22	B+	1,407,000

2,875	Pinnacle Entertainment Inc.	6.375%	8/01/21	BB–	3,033,125

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,175,000

15,000	Scientific Games Corporation, 144A	6.625%	5/15/21	B	14,850,000

2,600	Station Casinos LLC	7.500%	3/01/21	CCC+	2,840,500
33,425	Total Hotels, Restaurants & Leisure				34,720,625

	Household Durables – 0.4%

2,000	KB Home	4.750%	5/15/19	B+	2,015,000

1,950	KB Home	7.000%	12/15/21	B+	2,125,500

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables (continued)

$1,000	RSI Home Products Incorporated, 144A	6.875%	3/01/18	B+	$1,065,000
4,950	Total Household Durables				5,205,500

	Household Products – 0.3%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,335,750

3,000	Serta Simmons Holdings LLC, 144A	8.125%	10/01/20	CCC+	3,255,000
4,300	Total Household Products				4,590,750

	Independent Power & Renewable Energy Producers – 0.2%

1,900	Calpine Corporation, 144A	6.000%	1/15/22	BB+	2,047,250

	Insurance – 1.0%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,145,000

10,100	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	10,819,625
12,100	Total Insurance				12,964,625

	Leisure Equipment & Products – 0.5%

2,000	Carlson Travel Holdings Inc.	7.500%	8/15/19	B–	2,040,000

2,000	PC Merger Sub Inc.	8.875%	8/01/20	CCC+	2,215,000

2,980	PC NextCo Holdings Finance, 144A	8.750%	8/15/19	CCC+	3,043,325
6,980	Total Leisure Equipment & Products				7,298,325

	Machinery – 1.3%

3,750	Chassix Inc., 144A	9.250%	8/01/18	B–	4,078,125

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,957,813

5,000	CNH Industrial Capital LLC	3.375%	7/15/19	Ba1	4,962,500

1,000	Meritor Inc.	6.750%	6/15/21	B–	1,075,600

2,000	Terex Corporation	6.000%	5/15/21	BB	2,155,000

3,000	Xerium Technologies	8.875%	6/15/18	B	3,187,500
16,500	Total Machinery				17,416,538

	Marine – 1.1%

2,800	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	3,010,000

5,030	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	5,256,350

7,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	7,035,000
14,830	Total Marine				15,301,350

	Media – 7.4%

8,000	Affinion Group Inc.	7.875%	12/15/18	Caa2	7,260,000

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,985,000

2,750	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	2,921,875

1,000	Charter Communications, CCO Holdings LLC	6.625%	1/31/22	BB–	1,075,000

8,000	Clear Channel Communications, Inc., 144A	10.000%	1/15/18	CCC–	7,730,000

109	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	116,221

27,222	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	28,039,132

Nuveen Investments	5

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	$1,133,750

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	3,745,000

500	Clear Channel Worldwide	7.625%	3/15/20	B	535,000

1,100	Clear Channel Worldwide	7.625%	3/15/20	B	1,186,625

2,900	Dreamworks Animation SKG, 144A	6.875%	8/15/20	Ba3	3,124,750

2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	2,085,000

9,600	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	11,016,000

1,000	Mediacom LLC	7.250%	2/15/22	B	1,090,000

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	2,975,625

8,350	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	8,684,000

4,250	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	4,435,938

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,593,750

4,250	Sirius XM Radio Inc., 144A	6.000%	7/15/24	BB	4,420,000
94,906	Total Media				98,152,666

	Metals & Mining – 0.6%

500	Novellis Inc.	8.750%	12/15/20	B	555,000

7,000	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	7,087,500
7,500	Total Metals & Mining				7,642,500

	Oil, Gas & Consumable Fuels – 9.3%

3,150	Athlon Holdings LP Finance Corporation, 144A	6.000%	5/01/22	B3	3,260,250

1,522	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,670,395

2,250	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,430,000

4,700	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	4,982,000

4,750	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	4,999,375

2,500	Energy Transfer Equity LP, 144A	5.875%	1/15/24	BB+	2,612,500

6,000	Energy XXI Gulf Coast Inc., 144A	6.875%	3/15/24	B	6,120,000

6,000	Energy XXI Gulf Coast Inc.	7.500%	12/15/21	B	6,420,000

3,875	EnQuest PLC, 144A	7.000%	4/15/22	B	4,000,938

1,250	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	1,409,375

3,825	Exco Resources Inc.	8.500%	4/15/22	B3	4,131,000

6,160	FTS International Inc., 144A	6.250%	5/01/22	B2	6,298,600

2,000	Halcon Resources Corporation.	9.750%	7/15/20	CCC+	2,182,500

6,000	Halcon Resources Corporation.	8.875%	5/15/21	CCC+	6,450,000

5,800	Halcon Resources Corporation.	9.250%	2/15/22	CCC+	6,336,500

2,000	Laredo Petroleum Inc.	7.375%	5/01/22	B	2,235,000

10,000	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	10,150,000

3,000	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B+	3,142,500

4,000	Magnum Hunter Resources Corporation	9.750%	5/15/20	CCC	4,420,000

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B–	$2,060,000

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B+	2,150,000

2,750	Penn Virginia Corporation	8.500%	5/01/20	B–	3,073,125

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	2,100,000

2,000	Rose Rock Midstream LP / Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	2,025,000

1,750	Rosetta Resources Inc.	5.625%	5/01/21	B+	1,800,313

2,000	Rosetta Resources Inc.	5.875%	6/01/24	B+	2,080,000

3,950	Sanchez Energy Corporation, 144A	7.750%	6/15/21	B–	4,285,750

8,000	Sanchez Energy Corporation, 144A	6.125%	1/15/23	B–	8,260,000

2,600	Sandridge Energy Inc.	7.500%	3/15/21	B2	2,817,750

5,000	Sandridge Energy Inc.	7.500%	2/15/23	B2	5,425,000

2,600	Shelf Drill Holdings Limited, 144A	8.625%	11/01/18	B+	2,782,000

1,970	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB–	2,102,975
117,402	Total Oil, Gas & Consumable Fuels				124,212,846

	Paper & Forest Products – 0.3%

4,000	Weyerhaeuser Company, 144A	4.375%	6/15/19	BB–	4,010,000

	Pharmaceuticals – 2.7%

3,500	Endo Finance Company	5.375%	1/31/23	B+	3,495,625

10,700	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	11,074,500

5,700	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	CCC+	6,127,500

1,000	Prestige Brands Inc.	8.125%	2/01/20	B+	1,115,000

9,815	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	10,526,588

2,900	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,211,750
33,615	Total Pharmaceuticals				35,550,963

	Professional Services – 0.6%

6,000	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	6,060,000

54	Ceridian Corporation	12.250%	11/15/15	CCC	54,054

2,500	Nielsen Finance LLC Co	5.000%	4/15/22	BB	2,518,750
8,554	Total Professional Services				8,632,804

	Real Estate Investment Trust – 1.0%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	BB	1,065,000

4,000	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., 144A	4.375%	11/01/18	BBB–	4,130,000

1,250	Istar Financial Inc.	4.875%	7/01/18	BB–	1,253,125

7,500	Istar Financial Inc.	5.000%	7/01/19	BB–	7,500,000
13,750	Total Real Estate Investment Trust				13,948,125

	Road & Rail – 0.4%

5,000	Kenan Advantage Group, 144A	8.375%	12/15/18	B–	5,350,000

Nuveen Investments	7

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Equipment – 3.2%

$4,000	Advanced Micro Devices, Inc., 144A	6.750%	3/01/19	B	$4,265,000

9,500	Advanced Micro Devices, Inc., 144A	7.000%	7/01/24	B	9,701,875

6,000	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	6,397,500

10,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	11,326,875

10,000	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	B1	10,650,000
40,000	Total Semiconductors & Equipment				42,341,250

	Software – 3.2%

6,800	Audatex North America Inc., 144A	6.125%	11/01/23	Ba2	7,259,000

6,760	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	6,954,350

8,050	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	7,848,750

400	Emdeon Inc.	11.000%	12/31/19	CCC+	460,000

2,600	First Data Corporation	10.625%	6/15/21	Caa1	3,029,000

15,000	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	15,337,500

1,500	Sungard Data Systems Inc.	6.625%	11/01/19	B–	1,578,750
41,110	Total Software				42,467,350

	Specialty Retail – 3.8%

552	Burlington Holding LLC Finance, Payment in Kind	9.000%	2/15/18	B3	565,811

15,350	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC+	15,388,375

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	3,123,750

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	950,000

9,350	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	9,560,375

1,900	Michaels FinCo Holdings LLC, 144A	7.500%	8/01/18	CCC+	1,940,375

19,500	Outerwall Inc., 144A	5.875%	6/15/21	BB–	19,646,250
50,652	Total Specialty Retail				51,174,936

	Textiles, Apparel & Luxury Goods – 0.4%

2,000	Levi Strauss & Company	6.875%	5/01/22	BB	2,205,000

1,000	Perry Ellis International	7.875%	4/01/19	B	1,035,000

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,448,000
5,400	Total Textiles, Apparel & Luxury Goods				5,688,000

	Trading Companies & Distributors – 1.3%

7,590	HD Supply Inc.	11.500%	7/15/20	CCC+	9,126,975

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,080,000

1,200	United Rentals North America Inc.	7.375%	5/15/20	BB–	1,326,000

4,250	United Rentals North America Inc.	5.750%	11/15/24	BB–	4,414,688
15,040	Total Trading Companies & Distributors				16,947,663

	Transportation Infrastructure – 0.7%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	9,196,125

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services – 3.1%

$2,000	Digicel Limited, 144A	6.000%	4/15/21	B1	$2,065,000

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	4,310,000

14,300	Sprint Corporation, 144A	7.875%	9/15/23	BB–	15,908,750

7,000	Sprint Corporation, 144A	7.125%	6/15/24	BB–	7,420,000

1,700	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,806,250

900	T-Mobile USA Inc.	6.731%	4/28/22	BB	970,875

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,797,500

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	979,875

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB	1,100,000

500	UPCB Finance Limited, 144A	6.875%	1/15/22	BB	546,250

2,000	Wind Acquisition Finance SA, 144A, (WI/DD)	4.750%	7/15/20	BB	2,015,000
37,800	Total Wireless Telecommunication Services				40,919,500
$954,439	Total Corporate Bonds (cost $962,498,989)				1,001,953,647

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 21.5% (6)

	Aerospace & Defense – 0.1%

$843	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$841,405

	Airlines – 0.7%

9,660	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	9,699,617

	Capital Markets – 0.1%

993	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	997,049

	Chemicals – 0.6%

7,000	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	7,052,500

483	Univar, Inc., Term Loan	5.000%	6/30/17	B+	484,969
7,483	Total Chemicals				7,537,469

	Commercial Services & Supplies – 1.1%

4,474	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	CCC–	3,214,680

3,873	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,742,302

7,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	7,072,856
15,347	Total Commercial Services & Supplies				14,029,838

	Communications Equipment – 1.1%

14,586	Avaya, Inc., Term Loan B3	4.727%	10/26/17	B1	14,318,193

	Computers & Peripherals – 0.7%

9,950	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	10,010,496

	Containers & Packaging – 0.1%

399	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	BB–	398,145

Nuveen Investments	9

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	Containers & Packaging (continued)

$705	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	$706,470
1,104	Total Containers & Packaging				1,104,615

	Diversified Consumer Services – 1.2%

8,840	Cengage Learning Acquisitions, Inc., Exit Term Loan, DD1, (2)	7.000%	3/31/20	B+	8,966,430

2,906	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,960,773

1,975	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,933,957

2,518	ServiceMaster Company, Term Loan B, (WI/DD)	TBD	TBD	B+	2,517,857
16,239	Total Diversified Consumer Services				16,379,017

	Diversified Financial Services – 0.1%

1,485	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB–	1,493,818

	Diversified Telecommunication Services – 0.2%

2,378	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	2,390,620

	Energy Equipment & Services – 0.3%

3,474	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,525,856

	Food & Staples Retailing – 0.6%

990	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB–	996,385

1,633	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,637,503

1,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,027,708

4,000	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	4,094,000

490	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	490,744
8,113	Total Food & Staples Retailing				8,246,340

	Food Products – 0.3%

2,417	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	2,422,742

1,350	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,301,128
3,767	Total Food Products				3,723,870

	Health Care Equipment & Supplies – 0.3%

252	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	252,390

1,985	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB–	1,990,173

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B–	1,990,675
4,182	Total Health Care Equipment & Supplies				4,233,238

	Health Care Providers & Services – 0.5%

313	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	315,210

522	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	525,350

2,985	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	3,007,155

453	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	455,541

407	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	409,422

1,960	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B1	1,967,517

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$447	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	$447,086
7,087	Total Health Care Providers & Services				7,127,281

	Health Care Technology – 0.1%

1,600	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB–	1,611,501

	Hotels, Restaurants & Leisure – 0.8%

3,738	Bally Technologies, Inc., Term Loan B	4.250%	11/25/20	BB	3,757,586

1,936	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	1,942,289

909	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	917,505

1,394	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB–	1,399,313

1,915	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	1,924,009
9,892	Total Hotels, Restaurants & Leisure				9,940,702

	Household Durables – 0.2%

1,454	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	1,459,962

789	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	787,478
2,243	Total Household Durables				2,247,440

	Internet Software & Services – 0.1%

1,724	Sabre Inc., Term Loan	4.250%	2/18/19	Ba3	1,730,393

	IT Services – 0.2%

2,137	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	2,148,142

384	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	380,841

558	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	559,763
3,079	Total IT Services				3,088,746

	Machinery – 0.8%

2,000	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	2,010,816

4,963	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	4,965,602

3,303	Xerium Technologies, Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,332,212
10,266	Total Machinery				10,308,630

	Media – 5.1%

10,954	Affinion Group Holdings, Inc., Term Loan B	6.750%	10/09/16	B1	11,017,224

2,000	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	2,006,250

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,002,500

205	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	204,193

1,736	Clear Channel Communications, Inc.,Term Loan E	7.650%	7/30/19	CCC+	1,743,707

7,877	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	7,915,438

2,725	Emerald Expo Holdings Inc., First Lien Term Loan B	5.500%	6/17/20	BB–	2,753,200

2,000	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	2,019,688

988	Internet Brands, Inc., Term Loan B	7.250%	3/18/19	B+	989,969

Nuveen Investments	11

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	Media (continued)

$1,690	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	$1,720,193

928	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB–	933,186

3,217	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,239,792

2,783	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	2,802,862

2,978	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	2,989,130

25,870	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	25,934,546

1,013	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,005,181
67,964	Total Media				68,277,059

	Multiline Retail – 0.1%

1,850	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,874,148

	Oil, Gas & Consumable Fuels – 1.7%

2,572	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,583,370

6,080	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	6,287,797

2,119	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,110,304

11,940	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	11,876,981
22,711	Total Oil, Gas & Consumable Fuels				22,858,452

	Pharmaceuticals – 0.7%

16	Graceway Pharmaceuticals LLC, Term Loan, (2)	0.000%	5/03/12	N/R	18,011

5,000	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	4,968,750

487	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	489,135

1,489	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	1,482,237

1,835	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,835,219
8,827	Total Pharmaceuticals				8,793,352

	Professional Services – 0.2%

2,413	Ceridian Corporation, New Replacement Term Loan	4.400%	8/14/15	B1	2,420,943

	Real Estate Investment Trust – 0.2%

1,481	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,486,166

1,734	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	1,717,243
3,215	Total Real Estate Investment Trust				3,203,409

	Real Estate Management & Development – 0.2%

2,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,561,458

324	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	325,827
2,824	Total Real Estate Management & Development				2,887,285

	Semiconductors & Equipment – 0.8%

7,000	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	7,032,473

1,990	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,994,561

1,737	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,748,274
10,727	Total Semiconductors & Equipment				10,775,308

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	Software – 1.7%

$1,359	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB–	$1,373,089

448	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	451,977

13,930	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	13,925,654

417	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	417,459

500	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	511,042

4,041	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	4,023,684

990	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	999,008

1,308	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	1,313,870
22,993	Total Software				23,015,783

	Specialty Retail – 0.5%

5,940	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	5,944,760

435	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	433,723
6,375	Total Specialty Retail				6,378,483

	Trading Companies & Distributors – 0.1%

1,225	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	1,226,969
$286,619	Total Variable Rate Senior Loan Interests (cost $284,573,176)				286,297,325
	Total Long-Term Investments (cost $1,254,388,004)				1,296,236,631

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.7%

$36,094	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $36,093,611, collateralized by $36,590,000 U.S. Treasury Notes, 1.500%, due 1/31/19, value $36,818,688	0.000%	7/01/14		$36,093,611
	Total Short-Term Investments (cost $36,093,611)				36,093,611
	Total Investments (cost $1,290,481,615) – 99.8%				1,332,330,242
	Other Assets Less Liabilities – 0.2%				2,931,598
	Net Assets – 100%				$1,335,261,840

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	13

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$6,303,605	$—	$—	*	$6,303,605
Convertible Bonds	—	1,682,054	—		1,682,054
Corporate Bonds	—	1,001,953,647	—		1,001,953,647
Variable Rate Senior Loan Interests	—	286,297,325	—		286,297,325
Short-Term Investments:
Repurchase Agreements	—	36,093,611	—		36,093,611
Total	$6,303,605	$1,326,026,637	$—	*	$1,332,330,242
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $1,291,949,887.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$43,964,540
Depreciation	(3,584,185)
Net unrealized appreciation (depreciation) of investments	$40,380,355

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

14	Nuveen Investments

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 89.1%

	COMMON STOCKS – 0.3%

	Diversified Consumer Services – 0.3%

90,129	Cengage Learning Holdings II LP, (WI/DD), (2)				$3,154,515
	Total Common Stocks (cost $2,927,239)				3,154,515

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.0%

	Commercial Services & Supplies – 0.2%

$2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$2,120,000

	Communications Equipment – 0.1%

1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,383,750

	Consumer Finance – 0.2%

1,750	First Data Corporation	12.625%	1/15/21	B–	2,154,688

	Containers & Packaging – 0.7%

7,200	Reynolds Group	9.875%	8/15/19	CCC+	7,974,000

	Diversified Telecommunication Services – 1.6%

4,100	IntelSat Limited	7.750%	6/01/21	B–	4,340,875

3,950	IntelSat Limited	8.125%	6/01/23	B–	4,270,938

6,750	Level 3 Communications Inc.	11.875%	2/01/19	B	7,492,500

1,500	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,685,625
16,300	Total Diversified Telecommunication Services				17,789,938

	Energy Equipment & Services – 0.3%

3,250	Offshore Group Investment Limited	7.125%	4/01/23	B–	3,298,750

	Health Care Equipment & Supplies – 3.1%

3,500	Convatec Finance International SA, 144A	8.250%	1/15/19	B–	3,578,750

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,887,250

14,500	Kinetic Concepts	12.500%	11/01/19	CCC+	16,675,000

6,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB	7,052,500

2,000	Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,315,000
30,825	Total Health Care Equipment & Supplies				34,508,500

	Health Care Providers & Services – 1.2%

1,500	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	1,537,500

2,400	Community Health Systems, Inc.	6.875%	2/01/22	B	2,544,000

4,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,798,125

3,619	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	3,971,853
12,019	Total Health Care Providers & Services				12,851,478

Nuveen Investments	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 0.3%

$3,000	MGM Resorts International Inc.	7.750%	3/15/22	B+	$3,517,500

	Household Products – 0.1%

1,250	Sprectum Brands Inc.	6.625%	11/15/22	BB–	1,353,125

	Machinery – 0.2%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,625,625

	Media – 2.7%

3,000	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	3,187,500

2,000	Clear Channel Communications, Inc., 144A	10.000%	1/15/18	CCC–	1,932,500

2,091	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,229,529

15,045	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	15,496,350

2,250	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,407,500

5,000	Dish DBS Corporation	6.625%	10/01/14	BB–	5,062,500

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	521,250
29,886	Total Media				30,837,129

	Oil, Gas & Consumable Fuels – 0.5%

2,000	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,160,000

3,500	Halcon Resources Corporation.	9.250%	2/15/22	CCC+	3,823,750
5,500	Total Oil, Gas & Consumable Fuels				5,983,750

	Pharmaceuticals – 0.6%

1,750	Endo Finance Company, 144A	7.250%	1/15/22	B+	1,890,000

3,450	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	3,700,125

1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,107,500
6,200	Total Pharmaceuticals				6,697,625

	Professional Services – 0.1%

1,250	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	1,262,500

	Real Estate Investment Trust – 0.1%

1,500	Istar Financial Inc.	4.000%	11/01/17	BB–	1,505,625

	Semiconductors & Equipment – 0.9%

2,200	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,345,750

6,916	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	7,460,633
9,116	Total Semiconductors & Equipment				9,806,383

	Software – 0.8%

1,250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,285,938

1,000	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	975,000

5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	6,325,000
7,750	Total Software				8,585,938

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Trading Companies & Distributors – 0.3%

$2,500	HD Supply Inc.	11.500%	7/15/20	CCC+	$3,006,250

	Wireless Telecommunication Services – 2.0%

16,000	Sprint Corporation, 144A	7.875%	9/15/23	BB–	17,800,000

1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,859,375

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	296,656

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,356,250

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	299,406

850	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	905,250
20,400	Total Wireless Telecommunication Services				22,516,937
$164,726	Total Corporate Bonds (cost $172,443,831)				178,779,491

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 72.8% (5)

	Aerospace & Defense – 0.6%

$481	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$480,457

1,726	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	1,713,272

4,500	Transdigm, Inc., Tranche D, Term Loan	3.750%	6/04/21	Ba3	4,484,812
6,707	Total Aerospace & Defense				6,678,541

	Airlines – 1.7%

6,923	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	6,950,950

2,123	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	2,124,023

4,987	Delta Air Lines, Inc., Term Loan B	3.500%	4/20/17	BB+	4,992,937

4,703	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	4,701,324
18,736	Total Airlines				18,769,234

	Auto Components – 0.2%

1,990	Allison Transmission, Inc., Term Loan B3	3.750%	8/23/19	BB–	1,997,761

	Automobiles – 1.2%

7,959	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	8,000,194

4,988	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	4,981,246
12,947	Total Automobiles				12,981,440

	Building Products – 0.9%

2,400	Gates Global LLC., First Lien Term Loan, (WI/DD)	TBD	TBD	B+	2,395,312

1,000	Hillman Group Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	1,006,042

2,481	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,488,230

4,000	Quikrete Holdings, Inc., Term Loan, Second Lien	7.000%	3/26/21	B–	4,095,000
9,881	Total Building Products				9,984,584

Nuveen Investments	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Capital Markets – 0.2%

$805	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB–	$801,109

1,737	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,744,835

192	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	192,795
2,734	Total Capital Markets				2,738,739

	Chemicals – 1.9%

1,149	AZ Chem US Inc., First Lien Term Loan B	4.159%	6/11/21	BB–	1,161,056

2,078	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,075,250

9,000	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	9,067,500

8,969	Univar, Inc., Term Loan	5.000%	6/30/17	B+	9,014,731
21,196	Total Chemicals				21,318,537

	Commercial Services & Supplies – 1.8%

1,548	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	1,555,937

1,658	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	CCC–	1,191,249

2,000	International Lease Finance Corp., Term Loan	3.500%	3/06/21	Ba1	2,001,250

4,841	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,677,877

1,250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	1,202,084

10,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	10,104,080
21,297	Total Commercial Services & Supplies				20,732,477

	Communications Equipment – 1.5%

3,716	Avaya, Inc., Term Loan B3	4.727%	10/26/17	B1	3,647,892

13,421	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	13,457,166
17,137	Total Communications Equipment				17,105,058

	Computers & Peripherals – 1.4%

10,923	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	10,988,966

4,872	Dell, Inc., Term Loan C	3.750%	10/29/18	BB+	4,877,885
15,795	Total Computers & Peripherals				15,866,851

	Consumer Finance – 0.2%

2,487	First Data Corporation, Second New Dollar, Term Loan	3.654%	3/24/17	B+	2,489,000

	Containers & Packaging – 0.0%

399	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	BB–	398,145

	Distributors – 0.3%

571	American Tire Distributors, Inc., Delayed Draw, Term Loan	5.750%	6/01/18	B2	576,071

2,423	American Tire Distributors, Inc., Initial Term Loan	5.750%	6/01/18	B2	2,442,183
2,994	Total Distributors				3,018,254

	Diversified Consumer Services – 4.8%

12,289	Cengage Learning Acquisitions, Inc., Exit Term Loan, DD1, (2)	7.000%	3/31/20	B+	12,464,469

1,941	Harland Clarke Holdings Corporation, Extended Term Loan	5.484%	6/30/17	B+	1,952,599

5,933	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	6,043,768

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Diversified Consumer Services (continued)

$1,975	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	$2,012,031

19,942	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	19,930,095

2,953	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	2,892,288

3,538	New Albertson’s, Inc., Term Loan, (WI/DD)	TBD	TBD	Ba3	3,554,678

4,616	ServiceMaster Company, Term Loan B, (WI/DD)	TBD	TBD	B+	4,616,071
53,187	Total Diversified Consumer Services				53,465,999

	Diversified Financial Services – 1.1%

3,725	Altisource Solutions S.A R.L., Term Loan B, DD1	4.500%	12/09/20	B+	3,729,661

1,485	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB–	1,493,818

4,705	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	4,731,705

2,250	RCS Capital, Term Loan	6.500%	4/29/19	B+	2,302,031
12,165	Total Diversified Financial Services				12,257,215

	Diversified Telecommunication Services – 2.3%

4,466	Cincinnati Bell, Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	4,472,297

1,990	Greeneden U.S. Holdings II LLC, Series 2, Term Loan	4.500%	11/13/20	B	1,998,059

3,000	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	2,989,062

1,750	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,752,552

1,000	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	1,006,875

4,476	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	4,500,512

3,328	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB–	3,291,536

2,145	Ziggo N.V., Term Loan B2, DD1	3.250%	1/15/22	BB–	2,121,128

3,527	Ziggo N.V., Term Loan B3, (WI/DD)	TBD	TBD	BB–	3,488,498
25,682	Total Diversified Telecommunication Services				25,620,519

	Electric Utilities – 1.3%

2,297	EFS Cogen Holdings LLC, Term Loan B	3.750%	12/17/20	BB+	2,306,125

9,000	Energy Future Intermediate Holding Company LLC., DIP Term Loan, DD1	4.250%	6/19/16	N/R	9,070,875

1,307	Texas Competitive Electric Holdings LLC, DIP Delayed Draw, Term Loan	1.500%	5/05/16	Baa3	1,312,649

1,693	Texas Competitive Electric Holdings LLC, DIP Term Loan	3.750%	5/05/16	Baa3	1,703,123
14,297	Total Electric Utilities				14,392,772

	Energy Equipment & Services – 1.2%

7,957	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	8,076,818

1,399	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B–	1,377,974

1,981	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,991,147

2,470	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B–	2,462,783
13,807	Total Energy Equipment & Services				13,908,722

	Food & Staples Retailing – 1.4%

2,481	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB–	2,497,226

1,739	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,743,745

Nuveen Investments	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Food & Staples Retailing (continued)

$1,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	$1,541,562

1,995	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B+	1,990,761

500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	511,750

1,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,519,688

6,398	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	6,403,254
16,113	Total Food & Staples Retailing				16,207,986

	Food Products – 3.3%

14,134	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	14,254,545

2,500	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,520,832

4,987	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB–	4,970,232

486	Pinnacle Foods Finance LLC, Term Loan H	3.250%	4/29/20	BB–	484,625

13,145	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	13,177,988

1,895	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,826,144
37,147	Total Food Products				37,234,366

	Health Care Equipment & Supplies – 1.1%

821	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	825,878

1,402	Biomet, Inc., Term Loan B2	3.661%	7/25/17	BB–	1,405,831

4,456	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB–	4,467,972

2,995	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,005,678

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B–	1,990,675

696	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	700,017
12,315	Total Health Care Equipment & Supplies				12,396,051

	Health Care Providers & Services – 6.7%

627	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	630,420

1,044	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	1,050,700

3,731	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	3,758,943

5,287	CRC Health Corporation, First Lien	5.250%	3/29/21	B1	5,333,009

4,000	CRC Health Corporation, Initial Term Loan, Second Lien	9.000%	9/28/21	CCC+	4,042,500

9,440	Drumm Investors LLC, Term Loan, DD1	6.750%	5/04/18	B	9,495,383

6,464	HCA, Inc., Tranche B5, Term Loan	2.900%	3/31/17	BB	6,486,194

5,100	Healogics, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B	5,049,000

2,000	Healogics, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	1,980,000

3,212	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	3,228,918

86	Lifepoint Hospitals, Inc., Incremental Term Loan B	2.660%	7/24/17	Ba2	85,708

1,995	Mallinckrodt International Finance SA, Initial Term Loan B	3.500%	3/19/21	BB+	1,996,939

1,990	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	1,996,716

1,500	Phillips-Medisize Corporation, First Lien Term Loan	4.750%	6/16/21	B	1,503,750

10,257	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B1	10,295,097

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$3,790	Sheridan Holdings, Inc., Term Loan, Second Lien	8.250%	12/20/21	CCC+	$3,884,750

990	Surgical Care Affiliates LLC, Incremental Term Loan B	4.000%	6/29/18	B	988,441

2,744	Truven Health Analytics, Inc., Term Loan B	4.500%	6/06/19	B1	2,721,249

7,126	U.S. Renal Care, Inc., Term Loan, First Lien	4.250%	7/03/19	Ba3	7,159,196

2,961	U.S. Renal Care, Inc.. Incremental Term Loan, Tranche B1, Second Lien	8.500%	7/03/20	CCC+	3,006,938
74,344	Total Health Care Providers & Services				74,693,851

	Health Care Technology – 0.5%

5,100	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB–	5,136,659

	Hotels, Restaurants & Leisure – 2.5%

2,736	Arby’s Restaurant Group, Inc., Term Loan B	5.000%	11/15/20	B	2,756,750

3,364	Bally Technologies, Inc., Term Loan B	4.250%	11/25/20	BB	3,381,827

3,387	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	3,399,006

1,928	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.531%	1/28/18	Caa1	1,803,735

745	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	747,307

5,683	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	5,734,410

2,450	Extended Stay America, Inc., Term Loan, (WI/DD)	TBD	TBD	B+	2,476,031

1,990	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,029,800

935	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB–	938,163

2,470	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,465,902

2,000	Ryman Hospitality Properties, Inc., Tranche B, Term Loan	3.750%	1/15/21	Ba3	2,012,084
27,688	Total Hotels, Restaurants & Leisure				27,745,015

	Household Durables – 0.2%

2,729	Jarden Corporation, Term Loan B1	2.900%	9/30/20	BBB–	2,745,285

	Household Products – 1.0%

3,000	Libbey Glass, Inc., Initial Term Loan	3.750%	4/09/21	BB	3,003,750

2,985	Revlon Consumer Products Corporation, Term Loan	4.000%	10/08/19	Ba2	2,995,262

2,831	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	2,838,572

1,985	Spectrum Brands, Inc., Term Loan C	3.500%	9/04/19	BB	1,989,335
10,801	Total Household Products				10,826,919

	Independent Power & Renewable Energy Producers – 0.4%

988	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB–	991,771

986	Calpine Corporation, Term Loan B1	4.000%	4/01/18	BB–	990,782

1,066	Dynegy, Inc., Term Loan B2	4.000%	4/23/20	BB–	1,070,913

1,982	Equipower Resources Holdings LLC, Term Loan C	4.250%	12/31/19	BB	1,992,401
5,022	Total Independent Power & Renewable Energy Producers				5,045,867

	Industrial Conglomerates – 0.2%

1,990	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,002,300

Nuveen Investments	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Insurance – 0.5%

$738	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B1	$740,471

4,716	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	4,733,496

497	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	498,841
5,951	Total Insurance				5,972,808

	Internet Software & Services – 0.7%

1,985	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba3	1,994,677

63	Sabre Inc., Term Loan C	4.000%	2/18/18	Ba3	62,882

5,262	Sabre Inc., Term Loan	4.250%	2/18/19	Ba3	5,282,382
7,310	Total Internet Software & Services				7,339,941

	IT Services – 1.2%

6,606	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	6,641,658

2,625	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	2,636,075

2,077	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	2,059,053

1,603	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,607,601
12,911	Total IT Services				12,944,387

	Leisure Equipment & Products – 1.2%

4,000	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	4,029,168

2,627	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,632,303

1,088	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	Ba3	1,093,547

1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,018,750

1,977	Leslie’s Poolmart, Inc., Tranche B, Term Loan	4.250%	10/16/19	B	1,981,022

2,993	Planet Fitness Holdings LLC, Term Loan	4.750%	3/31/21	B+	3,008,360
13,685	Total Leisure Equipment & Products				13,763,150

	Machinery – 1.4%

4,833	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	4,859,472

5,707	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	5,710,442

1,990	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	2,009,900

3,057	Xerium Technologies, Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,083,798
15,587	Total Machinery				15,663,612

	Media – 11.8%

3,552	Affinion Group Holdings, Inc., Term Loan B	6.750%	10/09/16	B1	3,572,251

1,481	AMC Entertainment, Inc., Initial Term Loan	3.500%	4/30/20	Ba2	1,483,250

2,500	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	2,507,812

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,002,500

389	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	1/03/21	Baa3	383,933

28,549	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	28,481,366

22,273	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	22,381,476

3,066	Emerald Expo Holdings Inc., First Lien Term Loan B	5.500%	6/17/20	BB–	3,097,350

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Media (continued)

$3,092	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB–	$3,089,898

1,000	Gray Television Inc., First Lien Term Loan	3.750%	6/13/21	BB	1,006,458

2,000	IMG Worldwide Inc., First Lien Term Loan B	5.250%	5/06/21	B1	2,018,126

4,750	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	4,796,759

1,260	Internet Brands, Inc., Term Loan B	7.250%	3/18/19	B+	1,263,365

3,172	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	3,228,056

1,493	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	B+	1,511,156

3,943	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB–	3,966,039

246	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	245,981

3,753	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,779,758

3,247	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	3,270,005

2,250	Post Holdings Inc., Term Loan B	3.750%	6/02/21	Ba1	2,270,918

3,474	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	3,487,318

27,436	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	27,504,499

3,943	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	3,910,821

4,175	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	4,116,890
132,044	Total Media				132,375,985

	Multiline Retail – 0.6%

3,700	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	3,748,296

3,500	JC Penney Corporation Inc., First Lien Term Loan, DD1	5.000%	6/20/19	B	3,510,062
7,200	Total Multiline Retail				7,258,358

	Oil, Gas & Consumable Fuels – 3.1%

995	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	1,002,462

1,889	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,923,034

2,572	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,583,370

12,774	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	13,209,550

2,462	Frac Tech International LLC, Term Loan B	5.750%	4/16/21	B2	2,492,008

4,771	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	4,751,240

491	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	Ba1	494,479

445	Ruby Western Pipeline Holdings LLC, Term Loan B	3.500%	3/27/20	BB+	445,743

7,960	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	7,917,987
34,359	Total Oil, Gas & Consumable Fuels				34,819,873

	Pharmaceuticals – 2.4%

199	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	199,741

4,988	Grifols, Inc., Term Loan	3.150%	2/27/21	Ba1	4,987,814

1,039	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	1,040,739

3,065	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	3,076,854

5,960	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	5,933,900

Nuveen Investments	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Pharmaceuticals (continued)

$5,363	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	$5,411,814

6,001	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	6,003,346

98	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	Ba1	97,802
26,713	Total Pharmaceuticals				26,752,010

	Professional Services – 0.4%

3,777	Ceridian Corporation, New Replacement Term Loan	4.400%	8/14/15	B1	3,790,013

195	CHG Healthcare, Term Loan, Second Lien	9.000%	11/19/20	CCC+	198,629
3,972	Total Professional Services				3,988,642

	Real Estate Investment Trust – 0.9%

2,856	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB–	2,955,763

1,481	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,486,166

1,975	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	1,966,978

3,914	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,877,231
10,226	Total Real Estate Investment Trust				10,286,138

	Real Estate Management & Development – 0.8%

3,750	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,842,186

4,817	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	4,842,280
8,567	Total Real Estate Management & Development				8,684,466

	Road & Rail – 0.5%

3,000	Husky International, LTD., First Lien, (WI/DD)	TBD	TBD	B	3,018,750

2,000	Husky International, LTD., Second Lien, (WI/DD)	TBD	TBD	CCC+	2,015,000
5,000	Total Road & Rail				5,033,750

	Semiconductors & Equipment – 2.0%

11,000	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	11,051,029

6,686	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	6,701,697

4,466	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	4,495,562

294	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	292,501
22,446	Total Semiconductors & Equipment				22,540,789

	Software – 3.2%

4,975	Applied Systems, Inc., Initial Term Loan, First Lien	4.250%	1/25/21	B+	4,998,984

950	Aspect Software, Inc., Term Loan B	7.250%	5/07/16	B1	961,133

1,981	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,997,447

6,965	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	6,962,829

4,036	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	4,042,726

2,451	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB–	2,455,223

244	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	245,025

7,800	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	7,767,095

5,202	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	5,249,207

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (4)	Ratings (3)	Value

	Software (continued)

$872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	$875,913
35,476	Total Software				35,555,582

	Specialty Retail – 0.6%

3,719	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	3,721,710

2,000	Kate Spade & Company, Initial Term Loan	4.000%	4/09/21	B	2,003,738

1,000	Michaels Stores Inc., Delayed Draw Term Loan B2, (WI/DD)	TBD	TBD	Ba3	1,001,458

496	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba3	496,063
7,215	Total Specialty Retail				7,222,969

	Textiles, Apparel & Luxury Goods – 0.4%

4,975	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	5,027,859

	Trading Companies & Distributors – 0.5%

3,462	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	3,467,971

2,000	Neff Rental LLC., Second Lien Term Loan	7.250%	6/09/21	CCC+	1,998,750
5,462	Total Trading Companies & Distributors				5,466,721

	Transportation Infrastructure – 0.1%

78	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	76,440

451	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	443,353

429	Ceva Group PLC, Synthetic Letter of Credit Term Loan	0.134%	3/19/21	B2	421,386

622	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	611,392
1,580	Total Transportation Infrastructure				1,552,571

	Wireless Telecommunication Services – 0.6%

4,491	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	4,653,564

242	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	BB–	242,721

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB–	1,491,750
6,233	Total Wireless Telecommunication Services				6,388,035
$813,599	Total Variable Rate Senior Loan Interests (cost $810,922,873)				816,395,793
	Total Long-Term Investments (cost $986,293,943)				998,329,799

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 10.0%

$112,666	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $112,666,345, collateralized by: $112,515,000 U.S. Treasury Notes, 1.500%, due 8/31/18, value $113,640,150 and 1,275,000 U.S. Treasury Notes, 1.500%, due 1/31/19, value $1,282,969	0.000%	7/01/14		$112,666,345
	Total Short-Term Investments (cost $112,666,345)				112,666,345
	Total Investments (cost $1,098,960,288) – 99.1%				1,110,996,144
	Other Assets Less Liabilities – 0.9%				10,511,228
	Net Assets Applicable to Common Shares – 100%				$1,121,507,372

Nuveen Investments	25

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,154,515	$—	$—	$3,154,515
Corporate Bonds	—	178,779,491	—	178,779,491
Variable Rate Senior Loan Interests	—	816,395,793	—	816,395,793
Short-Term Investments:
Repurchase Agreements	—	112,666,345	—	112,666,345
Total	$3,154,515	$1,107,841,629	$—	$1,110,996,144

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $1,100,039,688.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$12,850,200
Depreciation	(1,893,744)
Net unrealized appreciation (depreciation) of investments	$10,956,456

26	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	27

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 94.3%

	CORPORATE BONDS – 94.3%

	Aerospace & Defense – 0.4%

$275	Bombardier Inc., 144A	6.000%	10/15/22	BB–	$281,875

	Automobiles – 1.0%

1,000	Jaguar Land Rover PLC, 144A	4.125%	12/15/18	BB	1,030,000

	Beverages – 0.7%

700	Innvoation Ventures LLC Finance, 144A	9.500%	8/15/19	B–	689,500

	Commercial Services & Supplies – 0.5%

500	Cenveo Corporation, 144A	6.000%	8/01/19	B	500,000

	Communications Equipment – 4.6%

500	Alcatel Lucent USA Inc., 144A	4.625%	7/01/17	B3	516,250

1,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B3	1,065,000

2,000	Avaya Inc., 144A	7.000%	4/01/19	B1	2,000,000

500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	461,250

450	CommScope Inc., 144A	5.500%	6/15/24	B+	457,313
4,450	Total Communications Equipment				4,499,813

	Consumer Finance – 4.2%

3,075	First Data Corporation	12.625%	1/15/21	B–	3,786,091

300	SLM Corporation	4.875%	6/17/19	BB	309,180
3,375	Total Consumer Finance				4,095,271

	Diversified Consumer Services – 1.6%

1,475	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	1,563,500

	Diversified Financial Services – 3.1%

3,000	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	3,030,000

	Diversified Telecommunication Services – 2.7%

2,000	IntelSat Limited	8.125%	6/01/23	B–	2,162,500

500	Level 3 Financing Inc., 144A	6.125%	1/15/21	BB	535,625
2,500	Total Diversified Telecommunication Services				2,698,125

	Energy Equipment & Services – 1.0%

950	Regency Energy Partners Finance	5.875%	3/01/22	BB	1,031,938

	Health Care Equipment & Supplies – 3.4%

200	Kinetic Concepts	10.500%	11/01/18	B–	226,000

1,200	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	1,191,000

1,700	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,967,750
3,100	Total Health Care Equipment & Supplies				3,384,750

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 4.7%

$1,000	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	$1,025,000

1,000	Community Health Systems, Inc.	6.875%	2/01/22	B	1,060,000

875	HCA Inc.	3.750%	3/15/19	BB+	882,656

500	MPH Acquisition Holdings LLC, 144A	6.625%	4/01/22	CCC+	523,750

1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,097,500
4,375	Total Health Care Providers & Services				4,588,906

	Hotels, Restaurants & Leisure – 0.4%

250	Landrys Holdings	10.250%	1/01/18	CCC+	265,000

	Insurance – 1.2%

1,100	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	1,178,375

	Machinery – 0.4%

250	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	279,688

141	Xerium Technologies	8.875%	6/15/18	B	149,813
391	Total Machinery				429,501

	Marine – 4.9%

600	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	645,000

3,000	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	3,135,000

1,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	1,005,000
4,600	Total Marine				4,785,000

	Media – 11.6%

2,600	Affinion Investments LLC, 144A	13.500%	8/15/18	CCC–	2,704,000

200	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	212,500

3,061	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	3,152,464

1,000	Nexstar Broadcasting Inc.	6.875%	11/15/20	B	1,077,500

1,500	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	1,560,000

680	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	709,750

1,100	Radio One Inc., 144A	9.250%	2/15/20	CCC	1,190,750

750	Sirius XM Radio Inc., 144A	6.000%	7/15/24	BB	780,000
10,891	Total Media				11,386,964

	Metals & Mining – 0.8%

800	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	810,000

	Oil, Gas & Consumable Fuels – 18.4%

700	Athlon Holdings LP Finance Corporation, 144A	6.000%	5/01/22	B3	724,500

1,000	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,097,500

300	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	318,000

250	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	263,125

1,000	Energy XXI Gulf Coast Inc.	7.500%	12/15/21	B	1,070,000

1,000	EnQuest PLC, 144A	7.000%	4/15/22	B	1,032,500

Nuveen Investments	29

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$650	Exco Resources Inc.	8.500%	4/15/22	B3	$702,000

700	FTS International Inc., 144A	6.250%	5/01/22	B2	715,750

1,100	Halcon Resources Corporation.	9.250%	2/15/22	CCC+	1,201,750

1,000	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	1,015,000

600	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B–	618,000

1,500	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	1,635,000

2,600	Parsley Energy LLC Finance Corporation, 144A	7.500%	2/15/22	CCC	2,775,500

1,550	Sanchez Energy Corporation, 144A	7.750%	6/15/21	B–	1,681,750

3,000	Sandridge Energy Inc.	7.500%	2/15/23	B2	3,255,000
16,950	Total Oil, Gas & Consumable Fuels				18,105,375

	Pharmaceuticals – 2.1%

1,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	1,035,000

1,000	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	1,072,500
2,000	Total Pharmaceuticals				2,107,500

	Road & Rail – 2.0%

2,000	JCH Parent Inc., 144A	10.500%	3/15/19	Caa2	2,005,000

	Semiconductors & Equipment – 6.6%

1,600	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,706,000

1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,618,125

3,000	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	B1	3,195,000
6,100	Total Semiconductors & Equipment				6,519,125

	Software – 7.1%

200	Audatex North America Inc., 144A	6.125%	11/01/23	Ba2	213,500

3,500	Blackboard Inc., 144A	7.750%	11/15/19	CCC+	3,657,500

1,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,028,750

2,000	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	2,045,000
6,700	Total Software				6,944,750

	Specialty Retail – 2.4%

200	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	208,250

150	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	153,375

2,000	Outerwall Inc., 144A	5.875%	6/15/21	BB–	2,015,000
2,350	Total Specialty Retail				2,376,625

	Textiles, Apparel & Luxury Goods – 0.5%

500	Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	508,125

	Trading Companies & Distributors – 0.8%

750	United Rentals North America Inc.	5.750%	11/15/24	BB–	779,063

	Transportation Infrastructure – 3.0%

2,875	CEVA Group PLC, 144A	7.000%	3/01/21	B2	2,954,063

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 4.2%

$850	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	$915,875

2,900	Sprint Corporation, 144A	7.875%	9/15/23	BB–	3,226,250
3,750	Total Wireless Telecommunication Services				4,142,125
$87,707	Total Long-Term Investments (cost $88,201,817)				92,690,269

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.5%

$1,430	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $1,429,648, collateralized by $1,450,000 U.S. Treasury Notes, 1.500%, due 1/31/19, value $1,459,063	0.000%	7/01/14		$1,429,648
	Total Short-Term Investments (cost $1,429,648)				1,429,648
	Total Investments (cost $89,631,465) – 95.8%				94,119,917
	Other Assets Less Liabilities – 4.2%				4,164,559
	Net Assets – 100%				$98,284,476

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$92,690,269	$—	$92,690,269
Short-Term Investments:
Repurchase Agreements	—	1,429,648	—	1,429,648
Total	$—	$94,119,917	$—	$94,119,917

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $89,631,465.

Nuveen Investments	31

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$4,510,882
Depreciation	(22,430)
Net unrealized appreciation (depreciation) of investments	$4,488,452

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2014